PROVISION FOR INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	$ 14,875,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	1,300,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	$ 13,600,000
Operating Loss Carryforwards, Limitations on Use	limited in utilization of 80% of taxable income.
Deferred Tax Assets, Valuation Allowance	$ 4,497,000
Unrecognized Tax Benefits	$ 0